Financial Risk Management - Market Risk - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management
Assets	$ 92,125.1	$ 86,645.4
Recurring fair value measurement
Financial Risk Management
Assets	48,043.8	46,918.8
Long-dated U.S. Treasury bonds
Financial Risk Management
Notional amount	$ 183.7	1,691.3
Interest rate risk
Financial Risk Management
Change in interest rate on investments	2.00%
Incremental change in interest rate on investments	1.00%
Interest rate risk | Debt securities | Recurring fair value measurement
Financial Risk Management
Assets	$ 29,000.0	14,500.0
Interest rate risk | U.S Treasury bonds
Financial Risk Management
Net proceeds	10,721.3
Interest rate risk | Canadian government bonds
Financial Risk Management
Net proceeds	1,422.1
Interest rate risk | Short-dated corporate bonds
Financial Risk Management
Net proceeds	2,202.6
Interest rate risk | Long-dated U.S. Treasury bonds
Financial Risk Management
Notional amount	$ 183.7	$ 1,691.3